Accrued Expenses and Other Liabilities (Details) ¥ in Millions	Jul. 31, 2025 CNY (¥)
Accrued Expenses and Other Liabilities [Abstract]
Principal loan amount	¥ 9.1
Term of loan agreement	12 months
Annual interest rate	6.00%